Share Based Payments - Schedule of Restricted Share Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted average remaining contractual term	8 years 7 months 6 days	8 years
Weighted average remaining contractual term, Units vested	6 years 9 months 18 days
Restricted Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Grant-date fair value, Granted			$ 605
Weighted average remaining contractual term	9 years 5 months 12 days	7 years 7 months 6 days
Number of restricted share Granted, Beginning Balance	347,862	353,265	463,779
Weighted average remaining contractual term, Units vested	6 years 9 months 18 days
Grant-date fair value, Granted	$ 224
Grant-date fair value, Granted	$ 200
Grant-date fair value, Units vested	$ 55
Number of restricted share Granted, Granted	181,087		100,000
Number of restricted share Granted, Exercised	(56,087)	(1,069)	(5,910)
Number of restricted share Granted, Forfeitures	(327,601)	(4,334)	(204,604)
Number of restricted share Granted, Ending Balance	145,261	347,862	353,265
Number of restricted share Granted, Units vested	16,209